NET INCOME (LOSS) PER SHARE - Computation of basic and diluted net loss per share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares
Numerator
Net income (loss) attributable to KE Holdings Inc.'s ordinary shareholders	¥ (1,386,074)	$ (200,961)	¥ (524,129)	¥ 2,777,592
Accretion on convertible redeemable preferred shares to redemption value				(1,755,228)
Income allocation to participating preferred shares	0		0	(301,898)
Net income (loss) attributable to KE Holdings Inc.'s ordinary shareholders	¥ (1,386,074)	$ (200,961)	¥ (524,129)	¥ 720,466
Denominator
Denominator for basic net income (loss) per share-weighted average ordinary shares outstanding | shares	3,569,179,079	3,569,179,079	3,549,121,628	2,226,264,859
Dilutive effect of the obligation to issue ordinary shares in relation to the acquisition of Zhonghuan | shares	0	0	0	6,375,753
Adjustments for dilutive share options | shares	0	0	0	34,690,279
Denominator for diluted net income (loss) per share-weighted average ordinary shares outstanding | shares	3,569,179,079	3,569,179,079	3,549,121,628	2,267,330,891
Net income (loss) per share attributable to ordinary shareholders
- Basic | (per share)	¥ (0.39)	$ (0.06)	¥ (0.15)	¥ 0.32
- Diluted | (per share)	¥ (0.39)	$ (0.06)	¥ (0.15)	¥ 0.32
Series B convertible redeemable preferred shares
Numerator
Accretion on convertible redeemable preferred shares to redemption value	¥ 0		¥ 0	¥ (242,270)
Series C convertible redeemable preferred shares
Numerator
Accretion on convertible redeemable preferred shares to redemption value	0		0	(554,415)
Series D convertible redeemable preferred shares
Numerator
Accretion on convertible redeemable preferred shares to redemption value	0		0	(519,201)
Series D+ convertible redeemable preferred shares
Numerator
Accretion on convertible redeemable preferred shares to redemption value	¥ 0		¥ 0	¥ (439,342)